UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09871

Cullen Funds Trust

(Exact name of registrant as specified in charter)

645 Fifth Avenue
New York, NY 10022

(Address of principal executive offices) (Zip code)

Brooks Cullen

645 Fifth Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 485-8586

Date of fiscal year end: June 30

Date of reporting period: Quarter ended March 31, 2014

Item 1 – Schedule of Investments.

Cullen International High Dividend Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 95.80%
Australia - 4.40%
BHP Billiton Ltd.	276,500	$9,351,889
Sonic Healthcare Ltd.	635,000	10,170,318
		19,522,207

Canada - 5.05%
BCE, Inc.	180,450	7,784,613
Canadian Oil Sands Ltd.	1,100	23,045
Manulife Financial Corp.	616,800	11,910,408
RioCan Real Estate Investment Trust	113,150	2,726,429
		22,444,495

France - 11.40%
Alstom SA	6,550	178,849
BNP Paribas SA	163,100	12,580,723
GDF Suez	488,500	13,365,492
Sanofi	99,000	10,321,848
Total SA - Sponsored ADR	216,050	14,172,880
		50,619,792

Germany - 11.21%
Bayer AG	73,250	9,907,676
Deutsche Post AG	246,700	9,166,241
Deutsche Telekom AG	793,000	12,814,815
Muenchener Rueckversicherungs AG	46,750	10,214,708
Siemens AG	57,000	7,672,035
		49,775,475

Hong Kong - 1.27%
BOC Hong Kong Holdings Ltd.	1,980,500	5,642,887

Indonesia - 1.19%
Telekomunikasi Indonesia Persero Tbk PT	27,000,000	5,264,525

Japan - 4.79%
Kirin Holdings Co. Ltd.	565,000	7,827,835
Nippon Telegraph & Telephone Corp.	247,100	13,452,065
		21,279,900

Luxembourg - 2.15%
RTL Group SA	83,365	9,550,792

Mexico - 0.02%
Industrias Penoles SAB de CV	2,760	71,901

	Shares	Value (Note 1)
Netherlands - 1.52%
Unilever NV	164,600	$6,768,352

Norway - 5.83%
North Atlantic Drilling Ltd.	714,100	6,312,644
Orkla ASA	1,221,200	10,411,547
Statoil ASA	325,300	9,181,285
		25,905,476

Poland - 0.99%
Asseco Poland SA	283,054	4,394,929

Russia - 1.33%
Lukoil OAO (London Stock Exchange) - Sponsored ADR	106,000	5,889,360

Singapore - 4.37%
Singapore Telecommunications Ltd.	4,195,000	12,172,470
United Overseas Bank Ltd.	421,500	7,254,531
		19,427,001

South Africa - 1.48%
MTN Group Ltd.	321,550	6,583,406

Switzerland - 13.62%
ABB Ltd. - Sponsored ADR	250,300	6,455,237
Nestle SA	182,000	13,700,696
Novartis AG - ADR	178,650	15,188,823
Roche Holding AG	36,100	10,821,220
Zurich Insurance Group AG	46,650	14,321,373
		60,487,349

Taiwan - 0.85%
Taiwan Semiconductor Manufacturing Co. Ltd.	972,229	3,783,241

United Kingdom - 24.33%
AstraZeneca PLC - Sponsored ADR	112,100	7,273,048
BAE Systems PLC	1,008,000	6,960,532
British American Tobacco PLC - Sponsored ADR	87,000	9,694,410
GlaxoSmithKline PLC	568,700	15,089,043
HSBC Holdings PLC	1,245,133	12,609,450
Imperial Tobacco Group PLC	355,900	14,376,501
Reckitt Benckiser Group PLC	118,450	9,650,487
Royal Dutch Shell PLC - Class B	235,350	9,183,213
Smiths Group PLC	331,250	7,024,490
SSE PLC	352,000	8,620,576
Tesco PLC	67,000	329,957

		Shares	Value (Note 1)
United Kingdom (continued)
Vodafone Group PLC - Sponsored ADR		196,363	$7,228,122
			108,039,829

TOTAL COMMON STOCKS
(Cost $368,812,944)			425,450,917

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 4.96%
SSgA® Prime Money Market Fund	0.000%	22,010,357	22,010,357

TOTAL SHORT TERM INVESTMENTS
(Cost $22,010,357)			22,010,357

TOTAL INVESTMENTS 100.76%
(Cost $390,823,301)			$447,461,274

Liabilities In Excess Of Other Assets (0.76)%			(3,368,077)

NET ASSETS 100.00%			$444,093,197

Percentages are stated as a percent of net assets.

ADR	-	American Depositary Receipt. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
AG	-	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA	-	Allmennaksjeselskap is the Norwegian term for public limited company.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
OAO	-	Otkrytoe Aktsionernoe Obschestvo is the Russian term for Open Joint Stock Company.
PLC	-	Public Limited Company.
SA	-	Generally designated corporations in various countries, mostly those employing civil law.
SAB de CV	-	A variable capital company.
Tbk PT	-	Terbuka is the Indonesian term for limited liability company.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Health Care	17 .75%	$78,771,976
Financials	16 .77	74,534,080
Consumer Staples	14 .03	62,348,238
Industrials	10 .77	47,868,931
Energy	10 .09	44,762,427
Telecommunication Services	8 .79	39,033,136
Communications	5 .92	26,266,880
Utilities	4 .95	21,986,068
Consumer Discretionary	2 .15	9,550,792
Materials	2 .13	9,423,790
Information Technology	1 .84	8,178,170
Financials REITS/Property	0 .61	2,726,429
Total COMMON STOCKS	95 .80	425,450,917

SHORT TERM INVESTMENTS	4 .96	22,010,357

TOTAL INVESTMENTS	100 .76%	$447,461,274
Liabilities in Excess of Other Assets	(0 .76)	(3,368,077)
TOTAL NET ASSETS	100 .00%	$444,093,197

See accompanying Notes to Quarterly Schedule of Investments.

Cullen High Dividend Equity Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 97.69%
Aerospace & Defense - 4.78%
The Boeing Co.	187,600	$23,541,924
Raytheon Co.	963,000	95,134,770
		118,676,694

Communications Equipment - 3.71%
Cisco Systems, Inc.	3,353,520	75,152,383
Corning, Inc.	812,535	16,916,979
		92,069,362

Distillers & Vintners - 2.23%
Diageo PLC - Sponsored ADR	445,000	55,442,550

Distributors - 2.10%
Genuine Parts Co.	598,890	52,013,597

Diversified Banks - 2.64%
HSBC Holdings PLC - Sponsored ADR	1,291,380	65,640,845

Diversified Chemicals - 3.01%
EI du Pont de Nemours & Co.	1,112,800	74,668,880

Electric Utilities - 2.99%
NextEra Energy, Inc.	775,940	74,195,383

Household Products - 4.91%
Kimberly-Clark Corp.	585,000	64,496,250
Unilever NV	1,395,440	57,380,493
		121,876,743

Industrial Conglomerates - 7.24%
3M Co.	709,600	96,264,336
General Electric Co.	3,227,500	83,559,975
		179,824,311

Integrated Oil & Gas - 10.20%
Chevron Corp.	647,200	76,958,552
ConocoPhillips	1,281,000	90,118,350
Royal Dutch Shell PLC - ADR	1,104,700	86,288,117
		253,365,019

Integrated Telecommunication - 3.18%
BCE, Inc.	1,827,700	78,846,978

Integrated Telecommunication Services - 2.92%
AT&T, Inc.	2,065,000	72,419,550

	Shares	Value (Note 1)
Life & Health Insurance - 2.75%
MetLife, Inc.	1,294,000	$68,323,200

Multi-Utilities-2.00%
Dominion Resources, Inc.	697,600	49,522,624

Oil & Gas Drilling - 2.20%
Diamond Offshore Drilling, Inc.	1,120,700	54,645,332

Other Diversified Financial Services - 3.29%
JPMorgan Chase & Co.	1,346,000	81,715,660

Pharmaceuticals - 15.09%
AstraZeneca PLC - Sponsored ADR	1,436,800	93,219,584
Eli Lilly & Co.	1,619,300	95,311,998
Johnson & Johnson	894,950	87,910,938
Merck & Co., Inc.	1,731,110	98,275,115
		374,717,635

Property & Casualty Insurance - 3.17%
The Travelers Cos., Inc.	925,230	78,737,073

Semiconductors - 3.44%
Intel Corp.	3,312,600	85,498,206

Specialized REITs - 4.11%
HCP, Inc.	1,175,880	45,612,385
Health Care REIT, Inc.	946,870	56,433,452
		102,045,837

Systems Software - 4.18%
Microsoft Corp.	2,250,580	92,251,274
Symantec Corp.	578,816	11,558,956
		103,810,230

Tobacco - 5.67%
Altria Group, Inc.	2,218,950	83,055,298
Philip Morris International, Inc.	705,850	57,787,940
		140,843,238

Wireless Telecommunication Services - 1.88%
Vodafone Group PLC - Sponsored ADR	1,266,000	46,601,460

TOTAL COMMON STOCKS
(Cost $1,787,449,866)		2,425,500,407

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 2.26%
SSgA® Prime Money Market Fund	0.000%	56,173,237	$56,173,237

TOTAL SHORT TERM INVESTMENTS
(Cost $56,173,237)			56,173,237

TOTAL INVESTMENTS 99.95%
(Cost $1,843,623,103)			$2,481,673,644

Other Assets In Excess Of Liabilities 0.05%			1,333,576

NET ASSETS 100.00%			$2,483,007,220

Percentages are stated as a percent of net assets.

ADR	-	American Depositary Receipt. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Company.
REIT	-	Real Estate Investment Trust.

See accompanying Notes to Quarterly Schedule of Investments.

Cullen Small Cap Value Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 94.37%
Aerospace & Defense - 3.06%
Spirit Aerosystems Holdings, Inc. - Class A(a)	10,420	$293,740

Airlines - 2.60%
Copa Holdings SA - Class A	1,720	249,727

Apparel Retail - 3.63%
Ascena Retail Group, Inc.(a)	20,150	348,192

Auto Parts & Equipment - 1.18%
BorgWarner, Inc.	1,840	113,105

Computer Hardware - 4.31%
Avnet, Inc.	8,900	414,117

Construction & Engineering - 3.81%
KBR, Inc.	13,700	365,516

Construction & Farm Machinery & Heavy Trucks - 2.53%
WABCO Holdings, Inc.(a)	2,300	242,788

Diversified Metals & Mining - 4.33%
HudBay Minerals, Inc.	53,300	415,207

Electrical Components & Equipment - 5.80%
The Babcock & Wilcox Co.	10,750	356,900
Hubbell, Inc. - Class B	1,670	200,183
		557,083

Electronics Equipment & Instruments - 2.39%
Itron, Inc.(a)	6,450	229,233

Health Care Facilities - 2.41%
Community Health Systems, Inc.(a)	5,900	231,103

Health Care Services - 3.60%
Omnicare, Inc.	5,800	346,086

Health Care Supplies - 3.75%
Alere, Inc.(a)	10,470	359,644

Industrial Machinery - 2.73%
Lincoln Electric Holdings, Inc.	3,640	262,116

Insurance - 3.14%
Fidelity National Financial, Inc. - Class A	9,579	301,159

	Shares	Value (Note 1)
Life Sciences Tools & Services - 2.39%
Charles River Laboratories International, Inc.(a)	3,800	$229,292

Machinery-Diversified-2.84%
AGCO Corp.	4,950	273,042

Mining - 2.87%
Luxfer Holdings PLC - ADR	14,050	275,099

Miscellaneous Manufacturing - 6.82%
ITT Corp.	9,350	399,806
LSB Industries, Inc.(a)	6,800	254,456
		654,262

Multi-Line Insurance - 3.22%
WR Berkley Corp.	7,435	309,445

Oil & Gas - 2.16%
Approach Resources, Inc.(a)	9,900	207,009

Oil & Gas Equipment & Services - 2.96%
Tidewater, Inc.	5,850	284,427

Oil & Gas Exploration & Production - 6.83%
Bill Barrett Corp.(a)	16,500	422,400
Cimarex Energy Co.	1,960	233,456
		655,856

Regional Banks - 11.28%
Bank of the Ozarks, Inc.	5,670	385,900
CVB Financial Corp.	15,100	240,090
National Bank Holdings Corp. - Class A	6,585	132,161
OmniAmerican Bancorp, Inc.	7,600	173,204
Southwest Bancorp, Inc.	8,560	151,170
		1,082,525

Restaurants - 0.86%
Cracker Barrel Old Country Store, Inc.	850	82,654

Thrifts & Mortgage Finance - 2.34%
ViewPoint Financial Group, Inc.	7,800	225,030

Wireless Telecommunication Services - 0.53%
NII Holdings, Inc.(a)	42,550	50,634

TOTAL COMMON STOCKS
(Cost $6,830,051)		9,058,091

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 5.90%
SSgA® Prime Money Market Fund	0.000%	566,003	$566,003

TOTAL SHORT TERM INVESTMENTS
(Cost $566,003)			566,003

TOTAL INVESTMENTS 100.27%
(Cost $7,396,054)			$9,624,094

Liabilities In Excess Of Other Assets (0.27)%			(25,494)

NET ASSETS 100.00%			$9,598,600

Percentages are stated as a percent of net assets.

ADR	-	American Depositary Receipt. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
PLC	-	Public Limited Company.
SA	-	Generally designated corporations in various countries, mostly those employing civil law.

(a)	Non-Income Producing Security.

See accompanying Notes to Quarterly Schedule of Investments.

Cullen Value Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 92.36%
Aerospace & Defense - 7.62%
The Boeing Co.	6,950	$872,156
Raytheon Co.	11,500	1,136,085
		2,008,241

Auto Parts & Equipment - 4.34%
BorgWarner, Inc.	9,500	583,965
Johnson Controls, Inc.	11,820	559,322
		1,143,287

Communications Equipment - 2.77%
Cisco Systems, Inc.	32,600	730,566

Construction & Engineering - 1.49%
KBR, Inc.	14,730	392,996

Diversified Banks - 3.63%
Wells Fargo & Co.	19,200	955,008

Health Care Equipment - 6.40%
Covidien PLC	11,820	870,661
Medtronic, Inc.	13,250	815,405
		1,686,066

Heavy Electrical Equipment - 2.97%
ABB Ltd. - Sponsored ADR	30,350	782,726

Household Products - 0.90%
Unilever NV	5,750	236,440

Industrial Conglomerates - 2.92%
3M Co.	5,670	769,192

Integrated Oil & Gas - 7.70%
ConocoPhillips	11,220	789,327
Royal Dutch Shell PLC - ADR	6,830	533,491
Suncor Energy, Inc.	20,150	704,444
		2,027,262

Integrated Telecommunication Services - 1.52%
AT&T, Inc.	11,450	401,552

Life & Health Insurance - 2.70%
MetLife, Inc.	13,480	711,744

Life Sciences Tools & Services - 3.54%
Thermo Fisher Scientific, Inc.	7,750	931,860

	Shares	Value (Note 1)
Managed Health Care - 3.14%
Aetna, Inc.	11,050	$828,418

Movies & Entertainment - 3.80%
The Walt Disney Co.	12,500	1,000,875

Oil & Gas Equipment & Services - 4.62%
Halliburton Co.	20,650	1,216,079

Oil & Gas Exploration & Production - 2.73%
Devon Energy Corp.	10,750	719,498

Other Diversified Financial Services - 4.82%
Citigroup, Inc.	10,600	504,560
JPMorgan Chase & Co.	12,600	764,946
		1,269,506

Pharmaceuticals - 7.87%
Johnson & Johnson	3,100	304,513
Mallinckrodt PLC(a)	1,477	93,657
Merck & Co., Inc.	15,150	860,065
Novartis AG - ADR	9,600	816,192
		2,074,427

Property & Casualty Insurance - 3.93%
The Allstate Corp.	8,600	486,588
The Chubb Corp.	6,150	549,195
		1,035,783

Railroads - 3.35%
CSX Corp.	30,450	882,137

Regional Banks - 3.18%
BB&T Corp.	20,850	837,545

Systems Software - 6.42%
Microsoft Corp.	21,100	864,889
Oracle Corp.	20,200	826,382
		1,691,271

TOTAL COMMON STOCKS
(Cost $17,278,231)		24,332,479

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 7.57%
SSgA® Prime Money Market Fund	0.000%	1,995,246	1,995,246
TOTAL SHORT TERM INVESTMENTS
(Cost $1,995,246)			1,995,246

	7-Day Yield	Shares	Value (Note 1)
TOTAL INVESTMENTS 99.93%
(Cost $19,273,477)			$26,327,725
Other Assets In Excess Of Liabilities 0.07%			18,682
NET ASSETS 100.00%			$26,346,407

Percentages are stated as a percent of net assets.

ADR	-	American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
NV	-	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	-	Public Limited Company.

(a)	Non-Income Producing Security.

See accompanying Notes to Quarterly Schedule of Investments.

Cullen Emerging Markets High Dividend Fund

Schedule of Investments

March 31, 2014 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS - 92.56%
Argentina - 1.50%
Tenaris SA - ADR	24,300	$1,075,275

Brazil - 2.60%
AMBEV SA - ADR	203,950	1,511,270
Cia Energetica de Minas Gerais - Sponsored ADR	51,300	348,837
		1,860,107

Columbia - 1.57%
Pacific Rubiales Energy Corp.	62,500	1,123,750

Greece - 2.42%
OPAP SA	107,750	1,736,778

Hong Kong - 13.03%
AIA Group Ltd.	415,000	1,968,929
BOC Hong Kong Holdings Ltd.	174,000	495,765
China Everbright Ltd.	376,000	479,907
China Mobile Ltd. - Sponsored ADR	6,900	314,571
Great Wall Motor Co. Ltd. - Class H	244,000	1,223,696
Industrial & Commercial Bank of China Ltd. - Class H	211,000	129,758
Lenovo Group Ltd.	320,000	353,562
SJM Holdings Ltd.	599,000	1,683,517
Stella International Holdings Ltd.	155,000	370,889
Television Broadcasts Ltd.	119,500	715,629
Value Partners Group Ltd.	1,850,000	1,118,610
Xingda International Holdings Ltd.	973,000	486,720
		9,341,553

India - 3.70%
Ascendas India Trust	699,000	427,880
ICICI Bank Ltd. - Sponsored ADR	50,700	2,220,660
		2,648,540

Indonesia - 3.59%
Perusahaan Gas Negara Persero Tbk PT	2,360,500	1,064,926
Telekomunikasi Indonesia Persero Tbk PT	7,745,000	1,510,139
		2,575,065

Israel - 4.76%
Elbit Systems Ltd.	25,200	1,534,039
Teva Pharmaceutical Industries Ltd. - Sponsored ADR	35,550	1,878,462
		3,412,501

	Shares	Value (Note 1)
Kazakhstan - 1.15%
KCell JSC - GDR(a)	60,212	$824,904

Kenya - 0.51%
Safaricom Ltd.	2,535,000	362,352

Korea - 3.92%
Hyundai Motor Co.	8,590	2,025,544
KT&G Corp.	10,400	781,624
		2,807,168

Luxembourg - 0.73%
Pegas Nonwovens SA	17,292	523,803

Malaysia - 4.09%
Axiata Group Bhd	822,500	1,680,010
Berjaya Sports Toto Bhd	115,666	140,620
Genting Malaysia Bhd	864,600	1,112,026
		2,932,656

Mexico - 3.98%
Fibra Uno Administra	253,000	818,561
Grupo Financiero Santander Mexico SAB de CV - ADR	81,200	997,948
Industrias Penoles SAB de CV	25,700	669,513
Mexico Real Estate Management SA de CV - REIT	192,650	363,298
		2,849,320

Nigeria - 1.41%
Lafarge Cement WAPCO Nigeria PLC	980,298	650,364
Zenith Bank PLC	3,000,500	363,587
		1,013,951

Panama - 1.39%
Copa Holdings SA - Class A	6,850	994,551

Philippines - 1.94%
Philippine Long Distance Telephone Co.	22,805	1,388,285

Poland - 7.05%
Asseco Poland SA	90,400	1,403,625
Bank Pekao SA	30,600	1,989,536
Powszechny Zaklad Ubezpieczen SA	11,700	1,661,866
		5,055,027

Qatar - 1.60%
Industries Qatar QSC	22,450	1,149,243

Russia - 3.37%
Lukoil OAO (London Stock Exchange) - Sponsored ADR	18,550	1,030,638
MMC Norilsk Nickel OJSC - ADR	60,000	997,800

	Shares	Value (Note 1)
Russia (continued)
Mobile Telesystems OJSC - Sponsored ADR	10,950	$191,516
Sberbank of Russia - Sponsored ADR	20,100	195,372
		2,415,326

Singapore - 1.89%
Asian Pay Television Trust	1,810,000	1,064,791
SATS Ltd.	120,000	290,007
		1,354,798

South Africa - 9.19%
Bidvest Group Ltd.	35,650	942,754
MMI Holdings Ltd.	580,700	1,356,879
MTN Group Ltd.	90,800	1,859,037
SABMiller PLC	41,500	2,072,129
Sasol Ltd. - Sponsored ADR	6,400	357,632
		6,588,431

South Korea - 0.23%
Grand Korea Leisure Co. Ltd.	4,000	164,404

Taiwan - 14.35%
Advanced Semiconductor Engineering, Inc.	1,770,000	1,964,568
Largan Precision Co. Ltd.	9,000	425,581
MediaTek, Inc.	130,000	1,918,890
Novatek Microelectronics Corp.	350,000	1,603,317
Pacific Hospital Supply Co. Ltd.	345,000	919,924
Siliconware Precision Industries Co. - Sponsored ADR	175,550	1,167,407
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	114,000	2,282,280
		10,281,967

Thailand - 1.41%
Major Cineplex Group PCL	1,736,000	1,011,418

Turkey - 1.18%
Arcelik AS	152,000	848,904

TOTAL COMMON STOCKS
(Cost $63,853,502)		66,340,077

	Maturity Date	Principal Amount	Value (Note 1)
PROMISSORY NOTES - 6.48%
India - 2.24%
Power Financial Corp.	02/21/2017	497,000	1,605,064

Saudi Arabia - 4.24%
Riyad Bank	01/27/2016	142,550	1,326,541

	Maturity Date	Principal Amount	Value (Note 1)
Saudi Arabia (continued)
Saudi Basic Industries Corp.	09/28/2015	$54,700	$1,713,773
			3,040,314

TOTAL PROMISSORY NOTES
(Cost $4,202,736)			4,645,378

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS - 4.80%
SSgA® Prime Money Market Fund	0.000%	3,439,587	3,439,587

TOTAL SHORT TERM INVESTMENTS
(Cost $3,439,587)			3,439,587

TOTAL INVESTMENTS 103.84%
(Cost $71,495,825)			$74,425,042

Liabilities In Excess Of Other Assets (3.84)%			(2,754,104)

NET ASSETS 100.00%			$71,670,938

Percentages are stated as a percent of net assets.

ADR	-	American Depository Receipt. ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. exchanges.
AS	-	Andonim Sirketi, Joint Stock Company in Turkey.
Bhd	-	Berhad, Public Limited Company in Malaysia.
GDR	-	Global Depositary Receipt. GDR’s are receipts on shares of a foreign company when funds are simultaneously raised in two or more markets.
JSC	-	Joint Stock Company.
Ltd.	-	Limited.
OAO	-	Otkrytoe Aktsionernoe Obschestvo is the Russian term for Open Joint Stock Company.
OJSC	-	Open Joint Stock Company.
PCL	-	Public Company Limited.
PLC	-	Public Limited Company.
QSC	-	Qatari Joint Stock Company
REIT	-	Real Estate Investment Company.
SA	-	Generally designated corporations in various countries, mostly those employing civil law.
SAB de CV	-	A variable capital company.
Tbk PT	-	Terbuka is the Indonesian term for limited liability company.

(a)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2014, the aggregate market value of those securities was $824,904, which represents approximately 1.10% of net assets.

Sector	% of Net	Value
Diversification (Unaudited)	Assets	(Note 1)
COMMON STOCKS
Financials	19 .57%	$14,043,608
Consumer Discretionary	12 .98	9,296,647
Information Technology	12 .29	8,801,100
Telecommunication Services	11 .08	7,939,298
Energy	6 .61	4,736,538
Industrials	5 .25	3,761,351
Consumer Staples	4 .71	3,377,556
Health Care	3 .90	2,798,386
Materials	3 .24	2,317,677
Technology	3 .23	2,318,130
Consumer, Cyclical	3 .10	2,223,498
Financials REITS/Property	2 .25	1,609,739
Consumer, Non-cyclical	2 .11	1,511,270
Utilities	1 .97	1,413,763
Communications	0 .27	191,516
Total COMMON STOCKS	92 .56	66,340,077

PROMISSORY NOTES
Financials	4 .09	2,931,605
Materials	2 .39	1,713,773
Total PROMISSORY NOTES	6 .48	4,645,378

SHORT TERM INVESTMENTS	4 .80	3,439,587

TOTAL INVESTMENTS	103 .84%	$74,425,042
Liabilities in Excess of Other Assets	(3 .84)	(2,754,104)
TOTAL NET ASSETS	100 .00%	$71,670,938

See accompanying Notes to Quarterly Schedule of Investments.

Notes to Portfolio of Investments
March 31, 2014

Note 1 – Valuations of Securities

Securities that are primarily traded on a national or foreign securities exchange are valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Money market mutual funds are valued at the net asset value (“NAV”) of shares held by the Funds on the day of valuation. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Funds’ Board of Trustees (the “Board”) under supervision of the full Board. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates at the time of valuation. Exchange rates are provided daily by recognized independent pricing agents.

The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The Trust’s policy is to disclose transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. As of March 31, 2014, there were no transfers between Levels 1, 2 and 3 assets and liabilities, based on levels assigned to securities on June 30, 2013. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies) and exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2014 in valuing each Fund’s assets carried at fair value:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen International High Dividend Fund
Common Stocks(a)	$425,450,917	$–	$–	$425,450,917
Short Term Investments	22,010,357	–	–	22,010,357
Total	$447,461,274	$–	$–	$447,461,274

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen High Dividend Equity Fund
Common Stocks(a)	$2,425,500,407	$–	$–	$2,425,500,407
Short Term Investments	56,173,237	–	–	56,173,237
Total	$2,481,673,644	$–	$–	$2,481,673,644

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Small Cap Value Fund
Common Stocks(a)	$9,058,091	$–	$–	$9,058,091
Short Term Investments	566,003	–	–	566,003
Total	$9,624,094	$–	$–	$9,624,094

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Value Fund
Common Stocks(a)	$24,332,479	$–	$–	$24,332,479
Short Term Investments	1,995,246	–	–	1,995,246
Total	$26,327,725	$–	$–	$26,327,725

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Cullen Emerging Markets High Dividend Fund
Common Stocks(a)	$66,340,077	$–	$–	$66,340,077
Promissory Notes	–	4,645,378	–	4,645,378
Short Term Investments	3,439,587	–	–	3,439,587
Total	$69,779,664	$4,645,378	$–	$74,425,042

(a)	For detailed descriptions of country, sector and/or industry, see the accompanying Quarterly Schedule of Investments.

Note 2 – Unrealized Appreciation/ (Depreciation) on Investments

As of March 31, 2014, the costs of investments for federal tax purposes and accumulated net unrealized appreciation/(depreciation) in investments were as follows:

	Gross Appreciation (excess of tax value over cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
Cullen International High Dividend Fund	$63,241,322	$(7,107,360)	$56,133,962	$391,327,312

Cullen High Dividend Equity Fund	686,858,842	(48,822,827)	638,036,015	1,843,637,629

Cullen Small Cap Value Fund	2,803,716	(576,181)	2,227,535	7,396,559

Cullen Value Fund	7,100,987	(46,739)	7,054,248	19,273,477

Cullen Emerging Markets High Dividend Fund	4,882,251	(2,107,878)	2,774,373	71,650,669

Note 3- Foreign Investment Risk

The Trust invests in securities traded on exchanges outside the United States. Further, each Fund invests in securities issued by companies domiciled outside the United States, which may be subject to political, social and economic uncertainty to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends.

Item 2 - Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cullen Funds Trust

By:	/s/ James P. Cullen
James P. Cullen
Principal Executive Officer

Date:	May 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James P. Cullen
James P. Cullen
Principal Executive Officer

Date:	May 21, 2014

By:	/s/ Jeffrey T. Battaglia
Jeffrey T. Battaglia
Treasurer

Date:	May 21, 2014